COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum annual rental payments of non-cancellable operating leases

Not later than 1 year	$461
Later than 1 year and not later than 5 years	1,123
Later than 5 years	—
$1,584